INCOME TAXES (Tables)	6 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Deferred Income Tax Assets and Liabilities
	December 31,	June 30,
	2015	2015	2014
Deferred Tax Assets:
Net operating loss carryforward	$13,055,795	$12,451,818	$10,754,202
Allowance for bad debt	65,281	43,774	38,051
Stock-based compensation	2,167,730	1,878,672	1,493,004
Depreciation	10,702	2,548	—
Gross deferred tax asset	15,299,508	14,376,812	12,285,257
Less: deferred tax asset valuation allowance	(15,299,508)	(14,376,812)	(12,282,630)
Total net deferred tax asset	—	—	2,627
Less: Deferred tax liability - depreciation	—	—	(2,627)

Net deferred taxes	$—	$—	$—

Schedule of Reconciliation of Provision (Benefit) for Income Taxes

	For the Six Months Ended December 31,		For the Fiscal Year Ended June 30,
	2015		2015		2014
	Amount	%	Amount	%	Amount	%

Tax at U.S. statutory rate	$(897,117)	-34.00%	$(1,874,667)	-34.00%	$(2,401,741)	-34.00%
State taxes, net of federal benefit	(95,318)	-3.61%	(200,148)	-3.63%	(255,305)	-3.61%
Other	69,739	2.64%	(19,367)	-0.35%	502,021	7.10%
Change in valuation allowance	922,696	34.97%	2,094,182	37.98%	2,155,025	30.51%
	$—	0.00%	$—	0.00%	$—	0.00%